Nature of Operations	12 Months Ended
Dec. 31, 2025
Organization and Business Operation [Abstract]
Nature of Operations
Note 1. Nature of Operations
Organization and Principal Activities
Semnur Pharmaceuticals, Inc. (“Semnur” or the “Company”) is the successor entity to Denali Capital Acquisition Corp. (“Denali”). The Company is a Delaware corporation and is headquartered in Palo Alto, California. As of December 31, 2025, the Company has two wholly owned subsidiaries, Semnur (BVI), Limited and Semnur, Inc.
Denali was formed on January 5, 2022 as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. Denali’s initial public offering (the “IPO”) became effective on April 6, 2022.
Legacy Semnur (as defined below), now known as Semnur, Inc., was originally formed in 2013 and became a wholly owned subsidiary of Scilex Holding Company (“Scilex”) in 2019.
The Company is a late-stage clinical biopharmaceutical company focused on developing and commercializing innovative non-opioid
pain management products for the treatment of acute and chronic pain.
The Company’s lead product candidate is
SP-102
(10 mg, dexamethasone sodium phosphate viscous gel)
(“SP-102”
or “SEMDEXA”), a novel, viscous gel formulation of a widely used corticosteroid for epidural injections to treat lumbosacral radicular pain, or sciatica, for which the Company has completed a pivotal Phase 3 study and initiated the second Phase 3 study in September 2025.
Business Combination
References to “Legacy Semnur” refer to the private Delaware corporation that is now the Company’s wholly owned subsidiary and named Semnur, Inc. (formerly known as “Semnur Pharmaceuticals, Inc.”). Unless otherwise noted or the context requires otherwise, references to “Common Stock” refer to the Company’s common stock, par value $0.0001 per share.
On September 22, 2025 (the “Closing”), the Company consummated a business combination pursuant to an agreement and plan of merger, dated as of August 30, 2024 (the “Initial Merger Agreement,” as amended by Amendment No. 1 to Agreement and Plan of Merger, dated April 16, 2025, “Amendment No. 1 to the Initial Merger Agreement” and Amendment No. 2 to Agreement and Plan of Merger, dated July 22, 2025, “Amendment No. 2 to the Initial Merger Agreement” and collectively, the “Merger Agreement”), by and among Denali, Denali Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of Denali (“Merger Sub”), and Legacy Semnur. Pursuant to the terms of the Merger Agreement, the business combination (herein referred to as the “Business Combination” or “reverse recapitalization” for accounting purposes) between Denali and Legacy Semnur was effected through the merger of Merger Sub with and into Legacy Semnur with Legacy Semnur surviving as Denali’s wholly owned subsidiary. In connection with the Business Combination, Denali changed its name from Denali Capital Acquisition Corp. to Semnur Pharmaceuticals, Inc. Pursuant to the Merger Agreement, the Company acquired all of the issued and outstanding equity interests of Legacy Semnur and Denali.
The Company’s Common Stock and warrants were listed on the OTC Markets Group, Inc. on September 23, 2025 under the new ticker symbols “SMNR” and “SMNRW”, respectively.
In accordance with the terms and subject to the conditions of the Merger Agreement, at Closing, (i) each outstanding share of Legacy Semnur common stock outstanding immediately prior to Closing was automatically cancelled in exchange for the right to receive 1.25 shares (the “Exchange Ratio”) of Common Stock, (ii) each share of Legacy Semnur preferred stock outstanding immediately prior to the Closing was cancelled in exchange for the right to receive (a) one share of Series A Preferred Stock (as defined in Note 6) and
(b) one-tenth
of one share of Common Stock, and (iii) each option to purchase shares of Legacy Semnur common stock outstanding as of immediately prior to the Closing was converted into the right to receive a comparable option to purchase shares of Common Stock.
As such, 160,000,000 shares of Legacy Semnur common stock held by Scilex and certain subsidiaries thereof and 40,000,000 Legacy Semnur stock options held by certain Scilex employees, respectively, were automatically cancelled in exchange for 200,000,000 shares of Common Stock and 50,000,000 options to purchase Common Stock, respectively, at the Exchange Ratio.
Immediately prior to the Closing, pursuant to the terms of the Debt Exchange Agreement (as defined in Note 8), all existing related party indebtedness between the Company and Scilex, totaling $54.2 million, was converted into 5,423,606 shares of Legacy Semnur Series A preferred stock. At Closing, such shares were exchanged for 5,423,606 shares of Series A Preferred Stock and 542,361 shares of Common Stock.
Additionally, at Closing, (i) loans between Scilex and Denali of $0.1 million were converted to 12,488 shares of Common Stock, (ii) 500,000 ordinary shares of Denali held by Scilex (see SIPA below) were converted into 500,000 shares of Common Stock and (iv) 2,072,500 ordinary shares of Denali held by Denali Capital Global Investments LLC (the “Sponsor”) (the “Sponsor Shares”) were converted into 2,072,500 shares of Common Stock.
Simultaneously with the Closing, 26,500,000 shares of Common Stock were issued to consultants (see Note 6 “
Capital Structure — Consulting Agreements with Stock Remuneration
”) and 100,000 shares of Common Stock were issued to Denali underwriters.
The following summarizes the Company’s Common Stock immediately following the Business Combination:

Holders	Shares
Denali public shareholders	13,629
Sponsor	2,072,500
Scilex Holding Company	201,054,849
Consultants	26,500,000
Denali underwriters	100,000

Total	229,740,978

The Business Combination was accounted for as a reverse recapitalization. Because Scilex controlled the Company before the Business Combination and will also control the Company following the Business Combination, Denali was treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Legacy Semnur issuing stock for the net assets of Denali, accompanied by a recapitalization whereby the assets and liabilities of Denali are recognized at historical cost and no goodwill or other intangible assets are recorded.
At Closing, the assets and liabilities of Denali recognized at historical cost included prepaid expenses of $12 thousand, accounts payable of $4.4 million, related party liabilities of $3.9 million and notes payable of $4.6 million.

Sponsor Interest Purchase Agreement (the “SIPA”)
In connection with the execution and delivery of the Merger Agreement, the “Sponsor and Scilex entered into the SIPA dated August 30, 2024. Pursuant to the SIPA, Scilex agreed to purchase 500,000 Class B ordinary shares, par value $0.0001 per share (the “Purchased Interests”), of the Company that were held by the Sponsor. The aggregate consideration for the purchase and sale of the Purchased Interests is as follows: (i) $2.0 million (the “Cash Consideration”) and (ii) 300,000 shares of common stock, par value $0.0001 per share, of Scilex (the “Scilex Shares”). Pursuant to the SIPA, Scilex paid the Cash Consideration and agreed to issue the Scilex Shares to the Sponsor contingent upon and following the occurrence of the Business Combination. The Purchased Interests converted automatically, on a one-for-one
basis, into one Common Stock share upon Closing pursuant to the terms of the Merger Agreement. On September 22, 2025, the requirement to deliver the Scilex Shares was discharged pursuant to that certain Satisfaction and Discharge Agreement by and among the Company, Sponsor and Scilex.
Securities Purchase Agreement (the “PIPE SPA”)
On August 20, 2025, the Company and Legacy Semnur entered into the PIPE SPA with the investor named therein, pursuant to which the investor agreed to purchase 1,250,000 shares of Common Stock at a price of $16.00 per share, for an aggregate purchase price of $20.0 million following the consummation of the Business Combination. On September 22, 2025, the PIPE SPA was amended to provide that unless such agreement was terminated pursuant to its terms (or otherwise by mutual agreement of the parties thereto), the closing of the transactions contemplated thereby would occur not later than the 14th business day following the closing of the Business Combination, subject to the satisfaction or waiver of the closing conditions set forth therein. As of December 31, 2025, the transaction has not closed and accordingly, the shares have not been issued and the funds have not been received. As the transaction did not close on or before December 31, 2025, the nonbreaching party has an option to terminate the PIPE SPA without liability.
Additionally, in connection with the PIPE SPA, the Company is obligated to pay a cash financing service fee of 7% of the received investment funds (see Note 6 “
Capital Structure — Consulting Services Agreement with JW Investment Management Company Limited
”).
Bitcoin Securities Purchase Agreement (the “Semnur/Biconomy SPA”)
On September 23, 2025, the Company entered into the Semnur/Biconomy SPA with Biconomy PTE.LTD (“Biconomy”). Pursuant to the Semnur/Biconomy SPA, the Company agreed to issue and sell, and Biconomy agreed to purchase, 6,250,000 shares of Common Stock, at a purchase price of $16.00 per share, for an aggregate purchase price of $100.0 million, payable in Bitcoin blockchain (“Bitcoin”), with such amount of Bitcoin equal to the quotient of (A) the buyer’s respective aggregate purchase price divided by (B) the spot exchange rate for Bitcoin as published by Coinbase.com at 8:00 p.m. (New York City time) on the trading day immediately prior to the closing date of the purchase. As of December 31, 2025, the transaction has not closed and accordingly, the shares have not been issued and the funds have not been received. As the transaction did not close on or before December 31, 2025, the nonbreaching party has an option to terminate the Semnur/Biconomy SPA without liability.
Public Warrants and Private Placement Warrants
Upon completion of the Business Combination, 8,760,000 public and private placement warrants that were issued by Denali in connection with its IPO (“Public Warrants” and “Private Warrants”, respectively, and together, the “Warrants”) remained outstanding and pursuant to the terms thereof holders of such warrants are entitled to acquire shares of Semnur Common Stock at an exercise price of $11.50. The Warrants expire in
September 2027
.
In December 2025, 1,327,878 Warrants were exercised on a cashless basis for 468,164 shares of the Company’s Common Stock. As of December 31, 2025 there were 7,432,122 Warrants outstanding which are exercisable for 7,432,122 shares of Common Stock.
The Company may redeem any unexpired Warrants prior to their exercise at a price of $0.01 per Warrant, provided that the closing price of Common Stock equals or exceeds $16.50 per share (as adjusted for share subdivisions, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) on each of 20 trading days within any
30-trading-day
period commencing after the Warrants became exercisable and ending on the third trading day prior to the date on which notice of redemption is given. If and when the Warrants become redeemable, the Company may exercise its redemption right even if they are unable to register or qualify the underlying securities for sale under all applicable state securities laws. In addition, the Company may redeem the Warrants at any time after they become exercisable and prior to their expiration for a number of shares of Common Stock determined based on the fair market value of Common Stock.
Liquidity and Going Concern
The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Management has assessed the Company’s ability to continue as a going concern for at least one year after the issuance date of the accompanying consolidated financial statements.
As of December 31, 2025, the Company had cash and cash equivalents of $20 thousand and accumulated deficit of $275.8 million. During the year ended December 31, 2025, the Company had operating losses of $160.4 million and used $5.9 million of cash in operations. The Company is dependent upon Scilex to provide services and funding to support the operations of the Company until, at least, such time as external financing is obtained. The Company expects to incur significant expenses and operating losses for the foreseeable future as it continues its efforts to develop and seek regulatory approval for
SP-102.
The Company will need additional financing to fund its ongoing activities. The Company may obtain additional funding through a combination of equity offerings, debt financings, collaborations, government contracts or other capital sources, including potential collaborations with other companies or other strategic transactions. The Company’s plans are also dependent upon the success of future development and regulatory approval of
SP-102.
Although the Company believes such plans, if executed, should provide the Company with financing to meet its needs, successful completion of such plans is dependent on factors outside the Company’s control. As a result, management has concluded that the aforementioned conditions, among other things, raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are issued.
Forward Stock Split
On August 30, 2024, the Company effected a
160,000-for-1
forward stock split of all outstanding shares of Common Stock which proportionally increased the number of all issued and outstanding shares of Common Stock from 1,000 to 160,000,000 and did not change the par value per share. All equity-related information including per share amounts for all periods presented within these consolidated financial statements have been adjusted retroactively, where applicable, to reflect the forward stock split.
Emerging Growth Company Status
The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). The Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in our periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding
advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that we (i) are no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.